Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	May 31, 2018
Revenue
Total Revenue	$ 380,801	$ 14,070	$ 700,792	$ 14,070	$ 37,995
Cost of Goods Sold	(214,444)		(348,313)
Gross Margin	166,357	14,070	352,479	14,070
Operating Expenses
General and Administrative Expenses	(567,953)	(430,010)	(1,692,341)	(3,811,612)	(4,353,189)	(530,564)
Loss from Operations	(401,596)	(415,940)	(1,339,862)	(3,797,542)	(4,315,194)	(530,564)
Other Income (Expense)
Debt Forgiveness Income		300,000	93,761	300,000	369,206
Interest Expense	(6,675)		(20,025)		(23,268)
Interest Income	70	164	3,031	401,582	403,984	521,702
Rebate Income	1,116		1,116
Total Other Income (Expense)	(5,489)	300,164	77,883	701,582	749,922	521,702
Loss Before Provision for Income Taxes	(407,085)	(115,776)	(1,261,979)	(3,095,960)	(3,565,272)	(8,862)
Provision for Income Taxes
Net loss attributable to noncontrolling interest	2,883		11,055
Net loss available to common shareholders	$ (404,202)	$ (115,776)	$ (1,250,924)	$ (3,095,960)	$ (3,565,272)	$ (8,862)
Basic and diluted net loss per share	$ (0.05)	$ (0.02)	$ (0.16)	$ (0.87)	$ (1.00)	$ 0.00
Basic and diluted weighted average number of common shares outstanding	7,858,975	5,790,781	7,653,355	3,575,419	3,566,488	2,050,790
Franchise Royalties and License Fees [Member]
Revenue
Total Revenue	$ 140,209		$ 387,221
Franchise Termination Revenue [Member]
Revenue
Total Revenue	44,984		44,984
Company Owned Stores Sales [Member]
Revenue
Total Revenue	105,070		154,713
Esports Revenue [Member]
Revenue
Total Revenue	$ 90,538	$ 14,070	$ 113,874	$ 14,070